Subsequent Events (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 31, 2024	Dec. 12, 2024	Oct. 15, 2024	Sep. 30, 2024
Subsequent Events [Line Items]
Amount of total payments of advance royalties				$ 10.0
Amount of subsequent payment yet to receive next month				3.0
Aggregate amount			$ 2.8
Net proceeds	$ 9.0
Original Equipment Manufacturer (OEM) [Member]
Subsequent Events [Line Items]
Contingent upon the execution of a client contract				$ 1.9
Subsequent Events [Member]
Subsequent Events [Line Items]
Amount of initial payments was received		$ 5.0
Non-convertible bridge loans			0.9
Convertible bridge loan			$ 1.9
Subsequent Events [Member] | SEPA Agreement [Member]
Subsequent Events [Line Items]
Commom stock issued (in Shares)	5,490,000